Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]
7.                 INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES (formerly DanMar), JEDI, JRA, JRES and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the consolidated financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition, and benefits from net operating loss carryforwards.

The income tax expense (benefit) for the three month periods ended March 31, 2012 and 2011 consists of the following components:

	2012	2011
Current	$-	$700,000
Deferred	(267,000)	1,252,000
Total income tax expense (benefit)	$(267,000)	$1,952,000

The components of the deferred income tax asset and liability as of March 31, 2012 and 2011 are as follows:

	2012	2011
Current deferred income tax asset:
Accrued vacation and compensation	$114,000	$187,000
Reserves for warranty and doubtful accounts	20,000	17,000
Other	33,000
Total	$167,000	$204,000

Non-current deferred income tax asset:
Stock-based compensation expense		$836,000	$722,000
Deferred revenue/other		1,072,000	370,000
Net operating loss carryforward		2,292,000
Less valuation allowance		(836,000)	(722,000)
Total		$3,364,000	$370,000

Current deferred income tax liability:
Completed contract accounting	$		$163,000
Prepaid expenses		49,000
Total		$49,000	$163,000

Non-current deferred income tax liability
Depreciation		$3,264,000	$26,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at March 31, 2012 and 2011:

	2012	2011
Total current assets	$118,000	$41,000
Total other assets	100,000	344,000
Total	$218,000	$385,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of March 31, 2012, a valuation allowance of $836,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the three months ended March 31, 2012:

Statutory tax rate	$232,000	34.0%
States taxes, net of federal benefit	41,000	6.0
Nondeductible income/expenses	(2,000)	(.3)
Other, net	14,000	2.1
Increase in valuation allowance	(18,000)	(2.6)
	$267,000	39.2%

13.      INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES (formerly DanMar), JEDI, JRA and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition and benefits from net operating loss carryforwards.

The income tax provision (benefit) for the years ended December 31, 2011 and 2010 consists of the following components:

	2011	2010
Current	$90,000	$-
Deferred	1,686,000	(978,000)
Total income tax provision (benefit)	$1,776,000	$(978,000)

The components of the deferred income tax asset and liability as of December 31, 2011 and December 31, 2010 are as follows:

	2011	2010*
Current deferred income tax asset:
Accrued vacation and compensation	$111,000	$178,000
Reserves for warranty and other	51,000	18,000
Net operating loss carryforward	-	1,310,000
Total	$162,000	$1,506,000

Non-current deferred income tax asset:
Stock-based compensation expense	$818,000	$667,000
Deferred revenue/other	472,000	390,000
Net operating loss carryforward	1,672,000	-
1603 cash grant basis	562,000	-
State depreciation adjustments	358,000	-
Less valuation allowance	(818,000)	(681,000)
Total	$3,064,000	$376,000

Current deferred income tax liability:
Completed contract accounting	$-	$217,000
Prepaid expenses	54,000	-
Total	$54,000	$217,000

Non-current deferred income tax liability
Depreciation	$3,221,000	$28,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at December 31, 2011 and 2010:

	2011	2010
Net current assets	$108,000	$1,289,000
Net non-current assets	-	348,000
Net non-current liabilities	(157,000)	-
Total	$(49,000)	$1,637,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2011, a valuation allowance of $818,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the year ended December 31, as follows:

	2011		2010

Statutory tax rate	$1,638,000	34.0%	$(919,000)	34.0%
States taxes, net of federal benefit	289,000	6.0	(162,000)	6.0
Nondeductible income/expenses	10,000	0.2	7,000	(0.3)
Other, net	(298,000)	(6.2)	3,000	(0.1)
Increase in valuation allowance	137,000	2.8	93,000	(3.4)
	$1,776,000	36.8%	$(978,000)	36.2%